Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Minimum Future Charter Revenues
For the year:	Amount
2015	$27,579,403
2016	3,705,000
Total	$31,284,403